Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON CHARLES STREET TRUST INC
Prospectus Date	rr_ProspectusDate	May 01, 2011